NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2025
NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

31.NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

At the date of authorization of these consolidated financial statements, certain new standards, amendments and interpretations to IFRS Accounting Standards had been issued by the IASB but were not yet effective for the year ended December 31, 2025 and have not been early adopted by the Company. We have assessed the relevance of these pronouncements and, unless noted otherwise, we do not expect their adoption to have a material impact on our consolidated financial statements.

IFRS 18 «Presentation and Disclosure in Financial Statements»

IFRS 18 was issued in April 2024 and replaces IAS 1 «Presentation of Financial Statements». IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

IFRS 18 introduces new requirements for the presentation and disclosure of information in financial statements, including:

●	defined subtotals in the statement of profit or loss;
●	classification of income and expenses into operating, investing and financing categories;
●	enhanced disclosure requirements for management-defined performance measures; and
●	revised principles for aggregation and disaggregation of information.

We have commenced our assessment of the impact of IFRS 18, including an evaluation of required changes to the presentation of the consolidated income statement and related disclosures. Based on the work performed to date, we expect that the adoption of IFRS 18 will primarily affect the presentation and disclosure of information in the consolidated financial statements and we do not expect it to have a material impact on the recognition or measurement of the Company’s assets, liabilities, income or expenses. We continue to assess the detailed requirements of IFRS 18, including any system or process changes required to support the new presentation and disclosure requirements.

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments

These amendments are effective for annual reporting periods beginning on or after January 1, 2026. The amendments clarify aspects of the classification and measurement of financial instruments, including derecognition of certain financial liabilities settled through electronic payment systems and related disclosure requirements. The Company is still assessing the impact of these amendments on our consolidated financial statements.

Other amendments and annual improvements

Other amendments and annual improvements to IFRS Accounting Standards issued by the IASB but not yet effective are not expected to have a material impact on the Company’s consolidated financial statements.